Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.26	Year ended 31.12.25
	£m	£m
Opening balance as at 1 January	12,954	11,921
Issuances	750	1,772
Redemptions	(2,573)	(727)
Other	(33)	(12)
Closing balance	11,098	12,954